United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-6447

(Investment Company Act File Number)

Federated Fixed Income Securities, Inc.
___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  09/30/2011

Date of Reporting Period:  Quarter ended 06/30/2011

Item 1.                      Schedule of Investments

Federated Municipal Ultrashort Fund

Portfolio of Investments

June 30, 2011 (unaudited)

Principal Amount		Value
	MUNICIPAL BONDS – 67.4%
	Alabama – 3.2%
$3,545,000	Alabama Special Care Facilities Financing Authority of Birmingham, Revenue Bonds (Series 2005A), 5.00% (Ascension Health Subordinate Credit Group), 6/1/2012	3,695,519
2,500,000	Alabama State Public School & College Authority, Capital Improvement Refunding Bonds (Series 2009A), 5.00% (United States Treasury COL), 5/1/2012	2,596,675
6,000,000	Alabama State Public School & College Authority, Capital Improvement Refunding Bonds (Series 2009A), 5.00% (United States Treasury COL), 5/1/2013	6,473,280
3,920,000	Alabama State Public School & College Authority, Capital Improvement Refunding Bonds (Series 2009A), 5.00% (United States Treasury COL), 5/1/2014	4,360,137
4,095,000	Alabama State Public School & College Authority, Capital Improvement Refunding Bonds (Series 2009B), 5.00%, 5/1/2012	4,253,354
3,485,000	Alabama State Public School & College Authority, Capital Improvement Refunding Bonds (Series 2009B), 5.00%, 5/1/2013	3,759,897
2,025,000	Baldwin County, AL, (Series 2010), 3.00%, 1/1/2012	2,052,965
4,510,000	Birmingham, AL Water Works Board, Subordinate Water Revenue Bonds (Series 2009), 3.00%, 7/1/2011	4,510,316
3,515,000	Birmingham, AL Water Works Board, Subordinate Water Revenue Bonds (Series 2009), 3.00%, 7/1/2013	3,626,039
2,440,000	Birmingham, AL Water Works Board, Subordinate Water Revenue Bonds (Series 2009), 4.00%, 7/1/2012	2,516,860
39,675,000	Health Care Authority for Baptist Health, AL, Affiliate of UAB Health (Montgomery) (Series B) ARS (Assured Guaranty Corp. INS), 1.00%, 7/1/2011	39,675,000
1,300,000	Huntsville, AL, UT GO Bonds (Series 2009A), 5.00%, 9/1/2011	1,310,556
1,500,000	Huntsville, AL, UT GO Bonds (Series 2009B), 3.00%, 9/1/2011	1,507,110
4,000,000	Mobile, AL IDB, PCRBs (Series 2007A), 4.75% TOBs (Alabama Power Co.) Mandatory Tender 3/19/2012	4,109,480
2,160,000	Tuscaloosa, AL, GO Warrants (Series 2010-B), 4.00%, 2/15/2012	2,209,593
2,250,000	Tuscaloosa, AL, GO Warrants (Series 2010-B), 4.00%, 2/15/2013	2,374,200
	TOTAL	89,030,981
	Alaska – 0.4%
7,125,000	Valdez, AK Marine Terminal, Marine Terminal Revenue Refunding Bonds (Series 2003B), 5.00% (BP PLC), 1/1/2014	7,735,327
4,000,000	Valdez, AK Marine Terminal, Marine Terminal Revenue Refunding Bonds (Series 2003B), 5.00% (BP PLC), 1/1/2016	4,428,760
	TOTAL	12,164,087
	Arizona – 1.5%
8,000,000	Arizona Health Facilities Authority, Variable Rate Health Facility Revenue Bonds (Series 2009E), 5.00% TOBs (Catholic Healthcare West), Mandatory Tender 7/2/2012	8,348,960
1,000,000	Arizona State, COP (Series 2010A), 5.00% (Assured Guaranty Corp. INS), 10/1/2012	1,049,080
5,000,000	Arizona State, COP (Series 2010A), 5.00% (Assured Guaranty Corp. INS), 10/1/2014	5,450,950
1,000,000	Arizona Transportation Board, Transportation Excise Tax Revenue Bonds (Series 2009), 5.00% (Maricopa County, AZ Regional Area Road Fund), 7/1/2011	1,000,130
1,840,000	Arizona Transportation Board, Transportation Excise Tax Revenue Bonds (Series 2009), 5.00% (Maricopa County, AZ Regional Area Road Fund), 7/1/2012	1,927,676
1,000,000	Arizona Water Infrastructure Finance Authority, Water Quality Revenue Bonds (Series 2009A), 4.00%, 10/1/2011	1,009,670
1,000,000	Arizona Water Infrastructure Finance Authority, Water Quality Revenue Bonds (Series 2009A), 4.00%, 10/1/2012	1,046,230
2,135,000	Arizona Water Infrastructure Finance Authority, Water Quality Revenue Refunding Bonds (Series 2009A), 4.00%, 10/1/2012	2,233,701
1,100,000	Arizona Water Infrastructure Finance Authority, Water Quality Revenue Refunding Refunding Bonds (Series 2009A), 4.00%, 10/1/2011	1,110,637
10,000,000	Coconino County, AZ Pollution Control Corp., PCRBs (Series 1994A), 3.625% TOBs (Arizona Public Service Co.) Mandatory Tender 7/13/2013	10,246,200
2,500,000	Maricopa County, AZ, IDA, Health Facility Revenue Bonds (Series 2009A), 5.00% (Catholic Healthcare West), 7/1/2012	2,586,500
1,000,000	Pima County, AZ Sewer System, Revenue Refunding Bonds (Series 2011A), 5.00%, 7/1/2012	1,043,200
1,500,000	Pima County, AZ Sewer System, Revenue Refunding Bonds (Series 2011A), 5.00%, 7/1/2013	1,615,095
2,000,000	Pima County, AZ Sewer System, Revenue Refunding Bonds (Series 2011A), 5.00%, 7/1/2014	2,201,680
	TOTAL	40,869,709
	Arkansas – 0.7%
15,000,000	Arkansas State, Federal Highway Grant Anticipation & Tax Revenue Bonds (General Obligation) (Series 2010), 4.00%, 8/1/2012	15,606,750

Principal Amount		Value
$2,295,000	Beaver Water District of Benton and Washington Counties, AR, Revenue Refunding Bonds (Series 2010), 3.00%, 11/15/2013	2,403,875
775,000	Jefferson County, AR, PCR Refunding Bonds (Series 2006), 4.60% (Entergy Arkansas, Inc.), 10/1/2017	776,062
	TOTAL	18,786,687
	California – 4.5%
10,900,000	California Educational Facilities Authority, Variable Rate Refunding Revenue Bonds (Series 2010B), 0.89% (Loyola Marymount University), 10/1/2015	10,937,169
1,500,000	California Health Facilities Financing Authority, 5.00% (Adventist Health System/West), 3/1/2012	1,539,480
145,000	California Health Facilities Financing Authority, Insured Revenue Bonds (Series 2006), 4.25% (California-Nevada Methodist Homes)/(California Mortgage Insurance GTD), 7/1/2011	145,013
1,145,000	California Health Facilities Financing Authority, Revenue Bonds (Series 2008A), 5.00% (Sutter Health), 8/15/2011	1,151,492
2,650,000	California Health Facilities Financing Authority, Revenue Bonds (Series 2009B), 4.00% (St. Joseph Health System), 7/1/2012	2,727,512
3,865,000	California Health Facilities Financing Authority, Revenue Bonds (Series 2009B), 4.50% (St. Joseph Health System), 7/1/2013	4,104,785
3,800,000	California Health Facilities Financing Authority, Revenue Bonds (Series 2009B), 5.00% (St. Joseph Health System), 7/1/2014	4,150,398
6,000,000	California Health Facilities Financing Authority, Variable Rate Health Facility Revenue Bonds (Series 2009C), 5.00% TOBs (Catholic Healthcare West), Mandatory Tender 7/2/2012	6,258,660
11,290,000	California Health Facilities Financing Authority, Variable Rate Health Facility Revenue Bonds (Series 2009G), 5.00% TOBs (Catholic Healthcare West), Mandatory Tender 7/2/2012	11,776,712
10,000,000	California Health Facilities Financing Authority, Variable Rate Refunding Revenue Bonds (Series 2009C), 5.00% TOBs (St. Joseph Health System), Mandatory Tender 10/16/2014	10,985,800
20,100,000	California Municipal Finance Authority, Revenue Bonds, 1.50% TOBs (Republic Services, Inc.), Mandatory Tender 7/1/2011	20,100,000
3,200,000	California PCFA, Solid Waste Disposal Refunding Revenue Bonds (Series 1998B), 3.625% (Waste Management, Inc.), 6/1/2018	3,200,000
22,000,000	California PCFA, Solid Waste Refunding Revenue Bonds (Series 2010A), 1.625% TOBs (Republic Services, Inc.), Mandatory Tender 8/1/2011	22,001,320
5,000,000	California PCFA, Solid Waste Refunding Revenue Bonds (Series 2010B), 1.30% TOBs (Republic Services, Inc.), Mandatory Tender 8/1/2011	5,000,200
7,500,000	California State Department of Water Resources Power Supply Program, Power Supply Revenue Bonds (Series 2010L), 5.00%, 5/1/2012	7,796,475
2,625,000	California State, Refunding Economic Recovery Bonds (Series 2009B), 5.00% TOBs (California State Fiscal Recovery Fund), Mandatory Tender 7/1/2014	2,929,054
4,000,000	Long Beach CCD, CA, BANs (Series 2010A), 9.85%, 1/15/2013	4,540,600
4,200,000	San Bernardino County, CA Transportation Authority, Sales Tax Revenue Notes (Series 2009A), 4.00%, 5/1/2012	4,324,278
2,000,000	San Diego, CA Public Facilities Authority, Senior Sewer Revenue Refunding Bonds (Series 2009B), 5.00% (San Diego, CA Wastewater System), 5/15/2012	2,081,280
	TOTAL	125,750,228
	Colorado – 1.1%
100,000	Beacon Point, CO Metropolitan District, Revenue Bonds (Series 2005B), 4.375% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	99,851
4,100,000	Colorado Health Facilities Authority, Revenue Bonds (Series 2009B), 5.00% TOBs (Catholic Health Initiatives), Mandatory Tender 11/11/2014	4,592,902
25,000,000	Colorado Health Facilities Authority, Revenue Bonds (Series 2009B), 5.00% TOBs (Catholic Health Initiatives), Mandatory Tender 11/8/2012	26,466,750
	TOTAL	31,159,503
	Connecticut – 1.0%
6,500,000	Connecticut Development Authority, PCR Revenue Bonds (Series 1996A), 1.25% TOBs (Connecticut Light & Power Co.) Mandatory Tender 4/2/2012	6,509,945
1,000,000	Connecticut State Development Authority, PCR Refunding Bonds (Series 1996), 5.75% TOBs (United Illuminating Co.), Mandatory Tender 2/1/2012	1,022,400
4,020,000	Connecticut State, Economic Recovery UT GO Notes, 5.00%, 1/1/2014	4,443,869
15,585,000	Connecticut State, UT GO Bonds (Series 2011C), 0.74%, 5/15/2016	15,563,337
	TOTAL	27,539,551
	Delaware – 0.4%
4,000,000	Delaware EDA, PCR Refunding Bonds (Series 2000C), 1.80% TOBs (Delmarva Power and Light Co.), Mandatory Tender 6/1/2012	4,019,480
6,000,000	Delaware EDA, PCR Refunding Bonds (Series 2000C), 2.30% TOBs (Delmarva Power and Light Co.), Mandatory Tender 6/1/2012	6,048,300
	TOTAL	10,067,780

Principal Amount			Value
		District of Columbia – 0.2%
$2,550,000		District of Columbia Revenue, University Refunding Revenue Bonds (Series 2009A), 5.00% (Georgetown University), 4/1/2012	2,623,772
3,000,000		District of Columbia Revenue, University Refunding Revenue Bonds (Series 2009A), 5.00% (Georgetown University), 4/1/2013	3,173,970
1,000,000		Washington Metropolitan Area Transit Authority, Gross Revenue Transit Bonds (Series 2009A), 5.00%, 7/1/2011	1,000,130
		TOTAL	6,797,872
		Florida – 4.1%
54,610	[1]	Capital Trust Agency, FL, Housing Revenue Notes, 5.95% (Atlantic Housing Foundation Properties), 1/15/2039	16,380
5,845,000		Citizens Property Insurance Corp. FL, SIFMA (Series 2010A-3), 1.84%, 6/1/2013	5,866,685
1,000,000		Florida State Board of Education Lottery, Revenue Bonds (Series 2010A), 5.00%, 7/1/2011	1,000,130
4,000,000		Florida State Board of Education Lottery, Revenue Refunding Bonds (Series 2010C), 2.00%, 7/1/2011	4,000,200
1,365,000		Florida State Board of Education Lottery, Revenue Refunding Bonds (Series 2010C), 3.00%, 7/1/2011	1,365,109
14,000,000		Florida State Board of Education, UT GO Capital Outlay Refunding Bonds (Series 2011A), 5.00% (Florida State), 6/1/2014	15,668,240
2,410,000		Florida State Department of Environmental Protection, Refunding Revenue Bonds (Series 2008A), 5.00% (Assured Guaranty Corp. INS), 7/1/2011	2,410,314
6,105,000		Florida State Turnpike Authority, Refunding Turnpike Revenue Bonds (Series 2008A), 5.00%, 7/1/2011	6,105,794
2,275,000		JEA, FL Electric System, Electric System Subordinated Revenue Bonds (Series 2009B), 5.00%, 10/1/2011	2,300,821
5,000,000		JEA, FL Electric System, Subordinated Revenue Bonds (Series 2009D), 5.00%, 10/1/2011	5,056,750
7,000,000		JEA, FL Electric System, Subordinated Revenue Bonds (Series 2009D), 5.00%, 10/1/2012	7,368,550
12,000,000		Lakeland, FL Energy Systems, Variable Rate Energy System Refunding Bonds (Series 2009), 0.84%, 10/1/2012	12,048,240
5,000,000		Lakeland, FL Energy Systems, Variable Rate Energy System Refunding Bonds (Series 2009), 1.19%, 10/1/2014	5,001,300
5,000,000		Miami-Dade County, FL IDA, Solid Waste Disposal Revenue Bonds (Series 2007), 1.25% TOBs (Waste Management, Inc.), Mandatory Tender 11/1/2011	5,005,950
15,000,000		Miami-Dade County, FL School Board, COP (Series 2011A), 5.00% TOBs, Mandatory Tender 5/1/2014	16,108,350
5,200,000		Miami-Dade County, FL School Board, COP (Series 2011B), 5.00% TOBs, Mandatory Tender 5/1/2016	5,632,328
2,000,000		Orange County, FL, Health Facilities Authority, Hospital Revenue Bonds (Series 2009), 5.00% (Orlando Health, Inc.), 10/1/2013	2,149,360
9,350,000		Pasco County, FL School Board, (Series B) ARS (AMBAC Assurance Corporation INS), 1.220%, 7/1/2011	9,350,000
8,525,000		St. Petersburg, FL HFA, (Series B) ARS (All Children's Hospital)/(AMBAC Assurance Corporation INS), 1.250%, 7/1/2011	8,525,000
		TOTAL	114,979,501
		Georgia – 3.2%
500,000		Atlanta, GA Airport General Revenue, Airport General Revenue Bonds (Series 2010A), 4.00%, 1/1/2015	535,245
1,000,000		Atlanta, GA Airport Passenger Facilities Charge Revenue, Subordinate Lien General Revenue Bonds (Series 2010B), 5.00%, 1/1/2015	1,102,430
2,250,000		Atlanta, GA Water & Wastewater, Revenue Bonds (Series 2009A), 4.00%, 11/1/2011	2,276,077
3,000,000		Atlanta, GA Water & Wastewater, Revenue Bonds (Series 2009A), 4.00%, 11/1/2012	3,129,180
4,000,000		Burke County, GA Development Authority, PCRBs (Series 1995), 2.30% TOBs (Georgia Power Co.) Mandatory Tender 4/1/2014	4,081,600
17,335,000		Burke County, GA Development Authority, PCRBs (Series 2011A), 2.50% TOBs (Oglethorpe Power Corp.), Mandatory Tender 3/1/2013	17,715,157
1,000,000		Cobb County, GA Development Authority, Solid Waste Disposal Revenue Bonds (Series 2004A), 1.40% TOBs (Waste Management, Inc.), Mandatory Tender 10/3/2011	998,960
3,750,000		Decatur County-Bainbridge, GA IDA, Revenue Bonds, 4.55% TOBs (John B. Sanifilippo & Son)/(Bank of America N.A. LOC) 6/1/2013	3,755,513
15,760,000		DeKalb County, GA MFH Authority, (Series 2001) Weekly VRDNs (Signature Station Apartments)/(Regions Bank, Alabama LOC), 1.70%, 7/7/2011	15,760,000
2,850,000		Floyd County, GA School District, GO Sales Tax Bonds (Series 2009), 3.00% (Georgia State GTD), 8/1/2011	2,856,298
2,500,000		Fulton County, GA Facilities Corp., COP (Series 2009), 3.00%, 11/1/2011	2,519,250
4,000,000		Georgia State Road and Tollway Authority, Federal Highway Grant Anticipation Revenue Bonds (Series 2009-A), 5.00%, 6/1/2012	4,172,920
8,120,000		Georgia State, UT GO Bonds (Series 2003D), 5.25%, 12/1/2011	8,292,144
8,000,000		Georgia State, UT GO Bonds (Series 2006G), 5.00%, 10/1/2011	8,097,200
5,850,000		Gwinnett County, GA Water and Sewer Authority, Revenue Bonds, 5.00% (United States Treasury PRF 8/1/2012@100)/(Original Issue Yield: 5.10%), 8/1/2020	6,149,871
700,000		Medical Center Hospital Authority, GA, Revenue Refunding Bonds (Series 2007), 5.00% (Spring Harbor at Green Island), 7/1/2012	700,406
1,000,000		Municipal Electric Authority of Georgia, Project One Subordinated Bonds (Series 2011A), 5.00%, 1/1/2014	1,086,690
1,000,000		Municipal Electric Authority of Georgia, Project One Subordinated Bonds (Series 2011A), 5.00%, 1/1/2015	1,109,950

Principal Amount		Value
$1,000,000	Private Colleges & Universities Facilities of GA, Revenue Bonds (Series 2008B), 5.00% (Emory University), 9/1/2011	1,008,120
1,500,000	Public Gas Partners, Inc., GA, Gas Project Revenue Bonds (Gas Supply Pool No. 1 Series 2009A), 5.00%, 10/1/2011	1,513,305
2,300,000	Public Gas Partners, Inc., GA, Gas Project Revenue Bonds (Gas Supply Pool No. 1 Series 2009A), 5.00%, 10/1/2012	2,393,242
1,400,000	Public Gas Partners, Inc., GA, Gas Project Revenue Bonds (Gas Supply Pool No. 1 Series 2009A), 5.00%, 10/1/2013	1,484,924
	TOTAL	90,738,482
	Illinois – 1.8%
10,325,000	Chicago, IL Midway Airport, Second Lien Revenue Bonds (Series 2010B), 5.00% TOBs, Mandatory Tender 1/1/2015	11,247,126
2,000,000	Chicago, IL Water Revenue, Second Lien Water Refunding Revenue Bonds (Series 2008), 5.00% (Assured Guaranty Municipal Corp. INS), 11/1/2011	2,030,420
8,825,000	Chicago, IL, Refunding UT GO Bonds (2005A), 5.00% (Assured Guaranty Municipal Corp. INS), 1/1/2013	9,276,840
3,500,000	Illinois Finance Authority — Solid Waste, 1.45% TOBs (Waste Management, Inc.), Mandatory Tender 10/3/2011	3,500,945
4,000,000	Illinois Finance Authority, Gas Supply Refunding Revenue Bonds (Series 2010), 2.125% TOBs (Peoples Gas Light & Coke Co.), Mandatory Tender 7/1/2014	4,002,880
3,400,000	Illinois Finance Authority, Revenue Bonds (Series 2010B), 3.00% (Art Institute of Chicago), 7/1/2013	3,405,474
4,530,000	Illinois State Sales Tax, Sales Tax Revenue Bonds (Junior Obligation Series June 2010), 5.00%, 6/15/2013	4,887,054
3,650,000	Illinois State, GO Refunding Bonds (Series February 2010), 5.00%, 1/1/2012	3,717,817
4,010,000	Illinois State, GO Refunding Bonds (Series February 2010), 5.00%, 1/1/2013	4,214,109
2,000,000	Railsplitter Tobacco Settlement Authority, IL, Tobacco Settlement Revenue Bonds (Series 2010), 4.00%, 6/1/2012	2,040,660
3,000,000	Railsplitter Tobacco Settlement Authority, IL, Tobacco Settlement Revenue Bonds (Series 2010), 4.00%, 6/1/2013	3,100,320
	TOTAL	51,423,645
	Indiana – 1.0%
2,750,000	Indiana Health Facility Financing Authority, Revenue Bonds (Series 2005A-4), 5.00% (Ascension Health Subordinate Credit Group), 6/1/2012	2,867,782
4,250,000	Indiana State EDA, (Series B), 1.00% TOBs (Republic Services, Inc.), Mandatory Tender 9/1/2011	4,250,255
2,000,000	Indiana State Finance Authority, Hospital Revenue Bonds (Series 2009A), 5.00% (Parkview Health System Obligated Group), 5/1/2012	2,062,220
1,000,000	Purdue University, IN, Student Fee Bonds (Series 2010Y), 2.00%, 7/1/2011	1,000,050
1,500,000	St. Joseph County, IN, Variable Rate Educational Facilities Revenue Bonds (Series 2005), 3.875% TOBs (University of Notre Dame), Mandatory Tender 3/1/2012	1,529,505
15,000,000	Whiting, IN Environmental Facilities, Revenue Bonds (Series 2009), 5.00% (BP PLC), 1/1/2016	16,415,550
	TOTAL	28,125,362
	Iowa – 0.2%
1,500,000	Iowa Finance Authority, Variable Rate Demand Health Facilities Revenue Bonds (Series 2005A), 5.00% (Iowa Health System)/(Assured Guaranty Corp. INS), 2/15/2012	1,536,630
5,000,000	Iowa Finance Authority, Variable Rate Demand Health Facilities Revenue Bonds (Series 2009F), 5.00% TOBs (Iowa Health System), Mandatory Tender 8/15/2012	5,225,150
	TOTAL	6,761,780
	Kansas – 0.2%
450,000	Kansas State Development Finance Authority, Hospital Revenue Bonds (Series 2009D), 3.00% (Adventist Health System/ Sunbelt Obligated Group), 11/15/2011	454,549
180,000	Kansas State Development Finance Authority, Hospital Revenue Bonds (Series 2009D), 3.50% (Adventist Health System/ Sunbelt Obligated Group), 11/15/2012	186,950
200,000	Kansas State Development Finance Authority, Hospital Revenue Bonds (Series 2009D), 5.00% (Adventist Health System/ Sunbelt Obligated Group), 11/15/2013	218,852
500,000	Wichita, KS, Hospital Facilities Refunding & Improvement Revenue Bonds (Series IIIA-2009), 3.00% (Via Christi Health System, Inc.), 11/15/2011	504,260
1,000,000	Wichita, KS, Hospital Facilities Refunding & Improvement Revenue Bonds (Series IIIA-2009), 4.50% (Via Christi Health System, Inc.), 11/15/2012	1,045,420
2,000,000	Wichita, KS, Hospital Facilities Refunding & Improvement Revenue Bonds (Series IIIA-2009), 5.00% (Via Christi Health System, Inc.), 11/15/2013	2,164,400
	TOTAL	4,574,431
	Kentucky – 0.9%
5,000,000	Kentucky EDFA, (Series B), 1.00% TOBs (Republic Services, Inc.), Mandatory Tender 9/1/2011	5,000,300
1,000,000	Kentucky EDFA, Hospital Revenue Bonds (Series 2009A), 5.00% (Baptist Healthcare System), 8/15/2011	1,005,590

Principal Amount		Value
$4,685,000	Louisville & Jefferson County, KY Metropolitan Sewer District, 5.00%, 5/15/2012	4,870,901
15,000,000	Owensboro, KY, GO BAN's (Series 2009), 3.25%, 7/1/2012	15,144,600
	TOTAL	26,021,391
	Louisiana – 0.7%
15,000,000	Louisiana State Gas & Fuels, Tax Second Lien Revenue Bonds (Series 2009A-1), 0.84%, 5/1/2043	15,013,500
3,250,000	Louisiana State Offshore Terminal Authority, Deepwater Port Revenue Bonds (Series 2007B-1A), 1.60% TOBs (Loop LLC), Mandatory Tender 10/1/2012	3,257,605
	TOTAL	18,271,105
	Maryland – 0.3%
1,000,000	Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2008B), 5.00% TOBs (Johns Hopkins Hospital), Mandatory Tender 11/15/2011	1,017,310
2,955,000	Maryland State, UT GO Bonds (First Series 2006A), 5.00%, 3/1/2013	3,183,717
5,000,000	Maryland State, UT GO Bonds (Second Series 2008), 5.00%, 7/15/2011	5,010,000
	TOTAL	9,211,027
	Massachusetts – 7.7%
3,000,000	Berkshire, MA Regional Transportation Authority, 2.25% RANs, 9/29/2011	3,007,200
2,680,000	Brockton, MA Area Transit Authority, 2.00% BANs, 8/5/2011	2,682,546
10,600,000	Cape Cod, MA Regional Transportation Authority, 1.75% RANs, 7/29/2011	10,604,558
4,000,000	Commonwealth of Massachusetts, LT GO Construction Loan Bonds (Series C), 5.50% (Assured Guaranty Municipal Corp. INS), 11/1/2011	4,071,400
20,000,000	Commonwealth of Massachusetts, Refunding GO Bonds (SIFMA Index Bonds) (Series 2010A), 0.47%, 2/1/2013	20,014,000
5,000,000	Commonwealth of Massachusetts, Refunding GO Bonds (SIFMA Index Bonds) (Series 2010A), 0.62%, 2/1/2014	5,005,100
8,000,000	Commonwealth of Massachusetts, UT GO Refunding Bonds (Series 2011A), 0.57%, 2/1/2014	8,000,000
3,500,000	Commonwealth of Massachusetts, UT GO Refunding Bonds (Series 2011A), 0.75%, 2/1/2015	3,500,000
5,100,000	Greater Attleboro-Taunton, MA Regional Transportation Authority, 2.00% RANs, 8/19/2011	5,106,783
6,000,000	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds (Series 2010B), 5.00%, 1/1/2013	6,364,500
15,000,000	Massachusetts Development Finance Agency, Variable Rate Revenue Bonds (Series 2011N), 0.59% (Williams College, MA), 7/1/2041	15,032,850
1,000,000	Massachusetts HEFA, Revenue Bonds (Series 2008 T-2), 4.10% TOBs (Northeastern University), Mandatory Tender 4/19/2012	1,030,060
1,465,000	Massachusetts HEFA, Revenue Bonds (Series 2008R), 5.00% (Northeastern University), 10/1/2011	1,481,203
1,000,000	Massachusetts HEFA, Revenue Bonds (Series 2008R), 5.00% (Northeastern University), 10/1/2012	1,050,690
3,250,000	Massachusetts HEFA, Revenue Bonds (Series 2008T-1), 4.125% TOBs (Northeastern University), Mandatory Tender 2/16/2012	3,326,993
59,550,000	Massachusetts IFA, (Series 1992B), 0.85% CP (New England Power Co.), Mandatory Tender 7/14/2011	59,562,505
2,000,000	Massachusetts State Development Finance Agency, Resource Recovery Revenue Bonds (Series 1999B), 3.40% TOBs (Waste Management, Inc.), Mandatory Tender 12/1/2012	2,037,560
10,500,000	Massachusetts State HFA, Construction Loan Notes (Series 2009D), 4.00%, 9/1/2011	10,553,025
9,000,000	Massachusetts State HFA, Construction Loan Notes (Series 2009D), 5.00%, 9/1/2012	9,365,310
12,500,000	Montachusett, MA Regional Transit Authority, 2.00% RANs, 8/12/2011	12,513,500
25,000,000	Pioneer Valley, MA Transit Authority, 2.00% RANs, 7/29/2011	25,018,750
6,575,000	Southeastern Massachusetts Regional Transportation Authority, 1.75% RANs, 9/2/2011	6,583,416
	TOTAL	215,911,949
	Michigan – 1.8%
9,500,000	Michigan State Hospital Finance Authority, Revenue Bonds (Series 1999 B-4), 3.75% TOBs (Ascension Health Credit Group), Mandatory Tender 3/15/2012	9,700,070
2,000,000	Michigan State Hospital Finance Authority, Revenue Bonds (Series 2010B), 5.00% (Ascension Health Credit Group), 11/15/2015	2,251,260
6,665,000	Michigan State Hospital Finance Authority, Variable Rate Revenue Bonds (Series 1999B-3), 2.00% TOBs (Ascension Health Credit Group), Mandatory Tender 8/1/2014	6,768,108
8,250,000	Michigan State Strategic Fund, Revenue Bonds, 3.20% TOBs (Waste Management, Inc.), Mandatory Tender 8/1/2013	8,410,132
14,770,000	Michigan Strategic Fund, Variable Rate Limited Obligation Refunding Revenue Bonds (Series 2009CT), 3.05% TOBs (Detroit Edison Co.), Mandatory Tender 12/3/2012	15,086,816
7,320,000	Monroe County, MI EDC, Adjustable Rate Demand LT Obligation Refunding Revenue Bonds (Series 1992-CC), 2.35% TOBs (Detroit Edison Co.), Mandatory Tender 4/1/2014	7,431,484
	TOTAL	49,647,870

Principal Amount		Value
	Minnesota – 0.6%
$2,485,000	Chaska, MN ISD No.112, UT GO Bonds, 3.00% (Minnesota State GTD), 2/1/2012	2,525,704
2,965,000	Chaska, MN ISD No.112, UT GO Bonds, 3.50% (Minnesota State GTD), 2/1/2013	3,110,908
3,020,000	Chaska, MN ISD No.112, UT GO Bonds, 3.50% (Minnesota State GTD), 2/1/2014	3,236,172
3,000,000	Columbia Heights, MN ISD No. 013, (Series A), 2.00% TANs (Minnesota State GTD), 8/8/2011	3,004,710
1,000,000	Minnesota Agricultural and Economic Development Board, Health Care Facilities Revenue Bonds (Series 2008), 4.00% (Essentia Health Obligated Group)/(Assured Guaranty Corp. INS), 2/15/2012	1,019,900
2,900,000	Minnesota State, UT GO Highway Bonds, 3.00%, 12/1/2011	2,934,017
1,250,000	St. Paul, MN Housing & Redevelopment Authority, Health Care Revenue Bonds (Series 2010), 3.00% (Gillette Children's Specialty Healthcare), 2/1/2012	1,262,537
	TOTAL	17,093,948
	Mississippi – 0.9%
6,665,000	Mississippi Business Finance Corp., Revenue Bonds (First Series 2010), 2.25% TOBs (Mississippi Power Co.) Mandatory Tender 1/15/2013	6,716,587
4,000,000	Mississippi Business Finance Corp., Solid Waste Disposal Revenue Bonds (Series 2002), 2.85% TOBs (Waste Management, Inc.), Mandatory Tender 3/3/2014	4,030,760
3,240,000	Mississippi Development Bank, Marshall County Correctional Facility Refunding Bonds (Series 2008C), 5.00% (Mississippi State Department of Corrections)/(United States Treasury PRF), 8/1/2012	3,403,393
1,200,000	Mississippi Development Bank, Wilkinson County Correctional Facility Refunding Bonds (Series 2008D), 5.00% (Mississippi State Department of Corrections)/(United States Treasury COL), 8/1/2012	1,260,516
10,000,000	Mississippi State, Refunding UT GO Bonds, 5.50%, 9/1/2012	10,608,500
	TOTAL	26,019,756
	Missouri – 0.1%
4,000,000	Kirkwood, MO IDA, Tax-Exempt Mandatory Paydown Securities-50 (Series 2010C-3), 6.50% (Aberdeen Heights Project), 5/15/2015	4,002,240
	Nebraska – 0.1%
1,170,000	Nebraska Public Power District, General Revenue Bonds (Series 2008B), 5.00%, 1/1/2012	1,198,092
1,750,000	Omaha, NE, UT GO Bonds, 4.00%, 10/15/2011	1,769,425
	TOTAL	2,967,517
	Nevada – 0.2%
1,500,000	Clark County, NV Airport System, Passenger Facility Charge Refunding Revenue Bonds (Series 2010F-1), 3.00%, 7/1/2012	1,531,920
1,750,000	Clark County, NV Airport System, Passenger Facility Charge Refunding Revenue Bonds (Series 2010F-1), 4.00%, 7/1/2013	1,837,955
2,350,000	Clark County, NV, IDRB (Series 2003C), 5.45% TOBs (Southwest Gas Corp.), Mandatory Tender 3/1/2013	2,487,616
720,000	Clark County, NV, Special Assessment Revenue Bonds (Series 2005), 4.20% (Summerlin-Mesa SID No. 151), 8/1/2011	718,956
	TOTAL	6,576,447
	New Hampshire – 0.9%
20,000,000	New Hampshire Business Finance Authority, PCRBs (1990 Series A), 0.70% CP (New England Power Co.), Mandatory Tender 7/7/2011	20,001,400
5,000,000	New Hampshire Business Finance Authority, PCR Refunding Bonds (Series 2010A), 4.50% TOBs (United Illuminating Co.), Mandatory Tender 7/1/2015	5,311,950
	TOTAL	25,313,350
	New Jersey – 3.4%
1,500,000	Atlantic County Utilities Authority, NJ, Sewer Revenue Refunding Bonds (Series 2009), 5.00% (Assured Guaranty Corp. INS), 1/15/2012	1,536,855
4,625,000	Gloucester County, NJ Improvement Authority, Resource Recovery Revenue Refunding Bonds (Series 1999A), 2.625% TOBs (Waste Management, Inc.), Mandatory Tender 12/3/2012	4,675,135
1,000,000	Gloucester County, NJ Improvement Authority, Resource Recovery Revenue Refunding Bonds (Series 1999A), 3.375% TOBs (Waste Management, Inc.), Mandatory Tender 12/3/2012	1,018,430
1,164,000	Millstone Township, NJ, 2.25% BANs, 2/28/2012	1,170,402
6,854,654	Millstone Township, NJ, 2.50% BANs, 3/15/2012	6,899,620
15,800,000	New Jersey EDA, Exempt Facility Revenue Refunding Bonds (Series 2010A), 1.20% TOBs (Public Service Electric & Gas Co.), Mandatory Tender 12/1/2011	15,831,916
10,000,000	New Jersey EDA, School Facilities Construction Refunding Bonds (Series 2011E), 1.79% (New Jersey State), 2/1/2016	10,023,500
16,870,000	Newark, NJ, (Series 2011A), 3.70% TANs, 2/8/2012	16,945,915
4,309,131	Roselle, NJ, 2.25% BANs, 3/16/2012	4,333,047

Principal Amount		Value
$16,500,000	Salem County, NJ PCFA, PCR Refunding Bonds (Series 2003B-1), 0.95% TOBs (Public Service Electric & Gas Co.), Mandatory Tender 11/1/2011	16,506,435
16,500,000	Salem County, NJ PCFA, PCR Refunding Bonds (Series 2003B-2), 0.95% TOBs (Public Service Electric & Gas Co.), Mandatory Tender 11/1/2011	16,506,435
	TOTAL	95,447,690
	New Mexico – 0.2%
3,000,000	Farmington, NM, PCRBs (Series 1994C), 2.875% TOBs (Arizona Public Service Co.), Mandatory Tender 10/10/2013	3,038,550
2,000,000	Farmington, NM, Refunding Revenue Bonds (Series 2002A), 4.00% TOBs (El Paso Electric Co.)/(FGIC INS), Mandatory Tender 8/1/2012	2,003,380
	TOTAL	5,041,930
	New York – 5.3%
2,000,000	Erie County, NY IDA, School Facility Revenue Bonds (Series 2009A), 5.00% (Buffalo, NY City School District), 5/1/2012	2,076,820
2,000,000	Erie County, NY IDA, School Facility Revenue Bonds (Series 2009A), 5.00% (Buffalo, NY City School District), 5/1/2013	2,150,760
1,500,000	Erie County, NY IDA, School Facility Revenue Bonds (Series 2009A), 5.00% (Buffalo, NY City School District), 5/1/2014	1,656,990
5,830,000	Metropolitan Transportation Authority, NY, Dedicated Tax Fund Refunding Bonds (Series 2011A), 4.00% (MTA Dedicated Tax Fund), 11/15/2014	6,343,215
20,000,000	Nassau County, NY, 2.00% TANs, 10/15/2011	20,050,200
1,500,000	Nassau County, NY, Refunding UT GO Bonds (Series 2009E), 4.00%, 6/1/2012	1,544,895
5,000,000	New York City, NY, (Series C-4) ARS (Assured Guaranty Corp. INS), 0.700%, 7/1/2011	5,000,000
5,000,000	New York City, NY, UT GO Bonds (Series 2009H-1), 5.00%, 3/1/2013	5,358,250
6,355,000	New York State Dormitory Authority, Revenue Bonds (Series 2009C), 4.00% (School District Financing Program), 10/1/2011	6,412,195
13,275,000	New York State Dormitory Authority, Revenue Bonds (Series 2011A), 5.00% (School District Financing Program), 10/1/2015	14,913,533
10,000,000	New York State Dormitory Authority, Third General Resolution Revenue Bonds (Series 2002B), 5.25% TOBs (State University of New York) Mandatory Tender 5/15/2012	10,395,500
5,000,000	New York State Environmental Facilities Corp., Solid Waste Disposal Revenue Bonds (Series 2004A), 4.45% TOBs (Waste Management, Inc.), Mandatory Tender 1/2/2013	5,036,900
17,000,000	New York State Thruway Authority, General Revenue BANs (Series 2009A), 4.00%, 7/15/2011	17,025,840
20,000,000	New York State Urban Development Corp., Service Contract Revenue Refunding Bonds (Series 2010B), 5.00%, 1/1/2013	21,277,200
10,000,000	New York State, Refunding UT GO Bonds (Series 2011C), 5.00%, 9/1/2014	11,271,100
11,092,530	Newburgh, NY, (Series 2010C), 5.25% BANs, 11/30/2011	11,149,435
5,445,000	Newburgh, NY, 5.15% BANs, 8/30/2011	5,461,008
2,000,000	Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2008C), 4.00%, 11/15/2011	2,027,960
	TOTAL	149,151,801
	North Carolina – 0.7%
2,500,000	Charlotte, NC, UT GO Bonds, 5.00%, 8/1/2011	2,510,350
1,000,000	Mecklenburg County, NC, Refunding UT GO Bonds (Series 2009A), 4.00%, 8/1/2011	1,003,280
500,000	New Hanover County, NC, GO Refunding Bonds (Series 2009A), 3.00%, 12/1/2011	505,890
2,000,000	New Hanover County, NC, GO Refunding Bonds (Series 2009A), 5.00%, 12/1/2012	2,134,140
1,000,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Series 2009A), 5.00%, 1/1/2012	1,020,980
1,200,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Series 2009A), 5.00%, 1/1/2013	1,268,268
2,855,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Series 2010A), 5.00%, 1/1/2015	3,164,825
2,000,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, 5.00% (Assured Guaranty Corp. INS), 1/1/2013	2,118,720
1,000,000	North Carolina Medical Care Commission, Hospital Revenue Refunding Bonds (Series 2010), 5.00% (North Carolina Baptist), 6/1/2013	1,080,240
2,000,000	North Carolina State, Refunding UT GO Bonds (Series 2003E), 5.00%, 2/1/2012	2,056,040
2,000,000	North Carolina State, UT GO Refunding Bonds (Series E), 5.00%, 2/1/2013	2,147,500
	TOTAL	19,010,233
	Ohio – 3.8%
1,000,000	Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series 2007A-1), 5.00%, 6/1/2012	1,019,260
5,000,000	Cleveland, OH Public Power System, Revenue Refunding Bonds (Series 2010), 5.00%, 11/15/2014	5,474,400
2,020,000	Lucas County, OH, Adjustable Rate Demand Health Care Facilities Revenue Bonds (Series 2002), 3.00% TOBs (Franciscan Care Center)/(JPMorgan Chase Bank, N.A. LOC) Optional Tender 3/1/2014	2,023,979

Principal Amount		Value
$8,000,000	Ohio State Air Quality Development Authority, Air Quality Revenue Refunding Bonds (Series 2009A), 3.875% TOBs (Columbus Southern Power Company), Mandatory Tender 6/1/2014	8,230,960
25,890,000	Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2006A), 2.25% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 6/3/2013	26,182,557
12,150,000	Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2009-D), 4.75% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 8/1/2012	12,581,689
2,900,000	Ohio State Air Quality Development Authority, PCR Revenue Refunding Bonds (Series 2008B), 3.00% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 4/2/2012	2,934,597
3,000,000	Ohio State Higher Educational Facility Commission, Higher Educational Facility Revenue Bonds (Series 2009), 5.00% (Oberlin College), 10/1/2014	3,374,340
13,000,000	Ohio State Higher Educational Facility Commission, Revenue Bonds (Series 2011B), 1.39% (University of Dayton), 7/1/2016	13,065,390
4,000,000	Ohio State Water Development Authority, Revenue Bonds, 1.75% TOBs (Waste Management, Inc.), Mandatory Tender 6/1/2013	3,999,960
1,200,000	Ohio State, Hospital Revenue Bonds (Series 2008A), 4.00% (Cleveland Clinic), 1/1/2012	1,221,984
1,750,000	Ohio State, Hospital Revenue Bonds (Series 2008A), 4.00% (Cleveland Clinic), 1/1/2013	1,829,188
6,000,000	Ohio Waste Development Authority Solid Waste, 1.00% TOBs (Republic Services, Inc.), Mandatory Tender 9/1/2011	6,000,240
5,500,000	Ohio Water Development Authority, PCR Revenue Refunding Bonds (Series 2008B), 3.00% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 4/2/2012	5,536,575
3,000,000	Ohio Water Development Authority, Solid Waste Revenue Bonds (Series 2004), 2.625% TOBs (Waste Management, Inc.), Mandatory Tender 1/2/2013	3,027,660
9,600,000	Toledo, OH, 1.75% BANs, 10/27/2011	9,614,400
	TOTAL	106,117,179
	Oklahoma – 1.0%
3,825,000	Oklahoma County, OK Finance Authority, Educational Facilities Lease Revenue Bonds (Series 2010), 3.50% (Putnam City Public Schools), 3/1/2012	3,896,222
1,000,000	Oklahoma County, OK Finance Authority, Educational Facilities Lease Revenue Bonds (Series 2010), 4.00% (Putnam City Public Schools), 3/1/2013	1,043,570
2,750,000	Oklahoma Development Finance Authority, Solid Waste Disposal Revenue Bonds (Series 2004A), 2.25% TOBs (Waste Management, Inc.), Mandatory Tender 6/2/2014	2,750,907
17,005,000	Oklahoma State Municipal Power Authority, Power Supply System Revenue Refunding Bonds (Series 2005A), 0.84%, 1/1/2023	16,907,221
3,315,000	Tulsa County, OK Industrial Authority, Educational Facilities Lease Revenue Bonds (Series 2011), 4.00% (Broken Arrow Public Schools), 9/1/2015	3,602,444
	TOTAL	28,200,364
	Pennsylvania – 5.3%
13,200,000	Allegheny County, PA HDA Authority, Adjustable Rate Hospital Revenue Bonds (Series 2010F), 1.14% (UPMC Health System), 5/15/2038	13,153,932
5,000,000	Allegheny County, PA HDA, Revenue Bonds (Series 2008A), 5.00% (UPMC Health System), 9/1/2011	5,040,100
5,000,000	Allegheny County, PA HDA, Revenue Bonds (Series 2010A), 4.00% (UPMC Health System), 5/15/2012	5,160,200
10,000,000	Allegheny County, PA HDA, Revenue Bonds (Series 2010A), 5.00% (UPMC Health System), 5/15/2013	10,748,800
4,125,000	Allegheny County, PA HDA, Revenue Bonds (Series 2010A), 5.00% (UPMC Health System), 5/15/2015	4,637,119
2,180,000	Allegheny County, PA, GO Bonds (Series C-63), 3.00%, 11/1/2011	2,197,593
6,970,000	Allegheny County, PA, GO Bonds (Series C-63), 5.00%, 11/1/2012	7,337,458
7,000,000	Beaver County, PA IDA, PCR Revenue Refunding Bonds (Series 2008B), 3.00% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 4/2/2012	7,070,280
10,900,000	Bucks County, PA IDA, Solid Waste Revenue Bonds, 4.90% TOBs (Waste Management, Inc.), Mandatory Tender 2/1/2013	11,005,403
5,000,000	Pennsylvania EDFA, (Series B), 1.50% TOBs (Republic Services, Inc.), Mandatory Tender 7/1/2011	5,000,000
3,000,000	Pennsylvania EDFA, Exempt Facilities Revenue Refunding Bonds (Series 2009A), 3.00% TOBs (PPL Energy Supply, LLC), Mandatory Tender 9/1/2015	3,032,820
8,350,000	Pennsylvania EDFA, Exempt Facilities Revenue Refunding Bonds (Series 2009A), 5.00% TOBs (Exelon Generation Co. LLC), Mandatory Tender 6/1/2012	8,610,687
1,500,000	Pennsylvania EDFA, Exempt Facilities Revenue Refunding Bonds (Series 2009B), 3.00% TOBs (PPL Energy Supply, LLC), Mandatory Tender 9/1/2015	1,516,410
3,515,000	Pennsylvania EDFA, Solid Waste Disposal Revenue Bonds (Series 2004A), 2.625% TOBs (Waste Management, Inc.), Mandatory Tender 5/2/2014	3,572,295
3,035,000	Pennsylvania EDFA, Solid Waste Disposal Revenue Bonds (Series 2006), 2.75% (Waste Management, Inc.), 9/1/2013	3,066,594
19,955,000	Pennsylvania EDFA, Solid Waste Disposal Revenue Bonds, 2.625% TOBs (Waste Management, Inc.), Mandatory Tender 12/3/2012	20,171,312

Principal Amount			Value
$1,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2008B), 5.00% (University of Pennsylvania Health System), 8/15/2013	1,083,550
3,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2010E), 3.50% (UPMC Health System), 5/15/2012	3,082,200
7,905,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2010E), 3.50% (UPMC Health System), 5/15/2013	8,277,167
12,070,000		Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2009C), 1.14%, 12/1/2014	12,211,702
2,090,000		Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2011B), 0.60%, 6/1/2013	2,091,484
5,000,000		Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2011B), 0.70%, 6/1/2014	5,000,750
2,255,000		Sayre, PA, Health Care Facilities Authority, Revenue Bonds, 0.819% (Guthrie Healthcare System, PA), 12/1/2017	2,059,401
2,100,000		University of Pittsburgh, University Refunding Bonds (Series 2009A), 5.00%, 9/15/2011	2,121,231
		TOTAL	147,248,488
		South Carolina – 0.4%
5,950,000		South Carolina Jobs-EDA, Hospital Revenue Bonds, 0.84% TOBs (Palmetto Health Alliance) 8/1/2013	5,843,257
5,285,000		South Carolina State Public Service Authority (Santee Cooper), Refunding Revenue Obligations (Series 2009A), 5.00%, 1/1/2012	5,411,576
		TOTAL	11,254,833
		Tennessee – 0.4%
4,500,000		Lewisburg, TN IDB, Solid Waste Disposal Revenue Bonds (Series 2006), 2.50% (Waste Management, Inc.), 7/1/2012	4,528,035
62,520	[2]	Sumner County, TN Health, Educational & Housing Facilities Board, Hospital Revenue & Refunding Improvement Bonds (Series 2007A), 5.25% (Sumner Regional Health Systems, Inc.), 11/1/2011	3,089
57,518	[2]	Sumner County, TN Health, Educational & Housing Facilities Board, Hospital Revenue & Refunding Improvement Bonds (Series 2007A), 5.25% (Sumner Regional Health Systems, Inc.), 11/1/2012	2,841
125,040	[2]	Sumner County, TN Health, Educational & Housing Facilities Board, Hospital Revenue & Refunding Improvement Bonds (Series 2007A), 5.25% (Sumner Regional Health Systems, Inc.), 11/1/2013	6,177
5,585,000		Tennessee State, GO Bonds (Series 2009A), 4.00%, 5/1/2012	5,761,095
		TOTAL	10,301,237
		Texas – 2.4%
1,500,000		Austin, TX, Water and Wastewater System Revenue Refunding Bonds (Series 2008A), 3.00%, 11/15/2011	1,515,585
2,000,000		Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding Bonds (Series 2009A), 4.00%, 11/1/2011	2,024,080
2,000,000		Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding Bonds (Series 2009A), 4.00%, 11/1/2012	2,087,300
1,540,000		Grapevine, TX, Combination Tax & Tax Increment Reinvestment Zone Number One Revenue Refunding Bonds (Series 2009A), 4.25%, 2/15/2012	1,577,807
4,345,000		Grapevine, TX, Refunding LT GO Bonds (Series 2009), 5.00%, 2/15/2012	4,472,005
1,000,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2003D), 4.55% (Waste Management, Inc.), 4/1/2012	1,008,130
2,300,000		Harris County, TX Cultural Education Facilities Finance Corp., Revenue Bonds (Series 2008B), 5.25% (Methodist Hospital, Harris County, TX), 12/1/2012	2,452,053
3,350,000		Harris County, TX HFDC, (Series A-3) ARS (Christus Health System)/(Assured Guaranty Municipal Corp. INS), 1.180%, 7/14/2011	3,350,000
4,550,000		Harris County, TX HFDC, (Series A-4) ARS (Christus Health System)/(Assured Guaranty Municipal Corp. INS), 1.350%, 7/14/2011	4,550,000
750,000		Harris County, TX, Permanent Improvement Refunding LT GO Bonds (Series 2008B), 5.00% (United States Treasury PRF), 10/1/2011	759,015
500,000		Harris County, TX, Permanent Improvement Refunding LT GO Bonds (Series 2008B), 5.00%, 10/1/2011	506,140
6,655,000		Lubbock, TX HFDC, Variable Rate Refunding Revenue Bonds (Series 2008A), 3.05% TOBs (St. Joseph Health System) Mandatory Tender 10/16/2012	6,793,823
1,000,000		San Antonio, TX Water System, Junior Lien Revenue Refunding Bonds (Series 2010), 3.00%, 5/15/2012	1,023,250
5,000,000		Texas State Public Finance Authority, Refunding UT GO Bonds (Series 2009A), 4.00% (Texas State), 10/1/2011	5,048,000
6,415,000		Texas State Public Finance Authority, Refunding UT GO Bonds (Series 2009A), 5.00% (Texas State), 10/1/2012	6,800,477
7,150,000		Texas State Public Finance Authority, UT GO Refunding Bonds (Series 2010A), 5.00% (Texas State), 10/1/2013	7,874,081
14,060,000		Texas State Public Finance Authority, UT GO Refunding Bonds (Series 2010B), 5.00% (Texas State), 10/1/2013	15,483,856
		TOTAL	67,325,602
		Utah – 1.1%
3,300,000		Box Elder County, UT, Pollution Control Revenue Bonds (Series 1984), 1.90% TOBs (Nucor Corp.), Optional Tender 10/1/2011	3,303,531
3,000,000		Intermountain Power Agency, UT, Subordinated Power Supply Revenue Refunding Bonds (Series 2008A), 5.25%, 7/1/2011	3,000,420
2,765,000		Intermountain Power Agency, UT, Subordinated Supply Revenue Refunding Bonds (Series 2009A), 5.00%, 7/1/2011	2,765,359
3,000,000		Intermountain Power Agency, UT, Subordinated Supply Revenue Refunding Bonds (Series 2009A), 5.00%, 7/1/2012	3,136,410

Principal Amount			Value
$1,400,000		Riverton, UT Hospital Revenue Authority, Hospital Revenue Bonds (Series 2009), 5.00% (IHC Health Services, Inc.), 8/15/2013	1,524,572
5,320,000		Utah State, GO Bonds (Series 2009C), 3.00%, 7/1/2012	5,468,588
10,600,000		Utah State, UT GO Bonds (Series 2003A), 5.00%, 7/1/2012	11,108,376
		TOTAL	30,307,256
		Virginia – 2.1%
2,540,000		Fairfax County, VA Sewer Revenue, Revenue Bonds (Series 2009), 5.00%, 7/15/2012	2,666,441
21,000,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 1.30% CP (Virginia Electric & Power Co.), Mandatory Tender 7/15/2011	21,000,000
4,275,000		Hopewell, VA, Sewer System Revenue Bonds (Series 2009), 4.00%, 11/15/2012	4,327,625
3,000,000		Louisa, VA IDA, PCR Refunding Bonds (Series 2008C), 5.00% TOBs (Virginia Electric & Power Co.), Mandatory Tender 12/1/2011	3,049,980
5,000,000		Louisa, VA IDA, Solid Waste & Sewage Disposal Revenue Bonds (Series 2000A), 1.375% TOBs (Virginia Electric & Power Co.), Mandatory Tender 4/1/2014	5,103,000
4,935,000		Norfolk, VA, GO BAN (Series 2011A), 3.00%, 1/1/2014	5,047,715
1,650,000		Virginia College Building Authority, Educational Facilities Revenue Bonds (Series 2009A), 5.00%, 2/1/2012	1,696,250
4,000,000		Virginia Peninsula Port Authority, Revenue Refunding Bonds (Series 2003), 5.00% TOBs (Dominion Terminal Associates)/(Dominion Resources, Inc. GTD), Mandatory Tender 10/1/2011	4,032,480
2,825,000		Virginia State Public Building Authority, Public Facilities Revenue Bonds (Series 2006B), 5.00%, 8/1/2012	2,971,024
3,290,000		Virginia State Public Building Authority, Public Facilities Revenue Bonds (Series 2009B), 5.00%, 8/1/2011	3,303,654
3,000,000		Virginia State Public School Authority, School Financing Bonds (Series 2009C), 4.00%, 8/1/2012	3,122,550
3,570,000		York County, VA EDA, PCR Refunding Bonds (Series 2009A), 4.05% TOBs (Virginia Electric & Power Co.), Mandatory Tender 5/1/2014	3,780,559
		TOTAL	60,101,278
		Washington – 1.5%
2,165,000		Chelan County, WA Public Utility District No. 1, Consolidated System Subordinate Revenue Notes (Series 2008A), 5.00%, 7/1/2013	2,343,266
2,155,000		Clark County, WA Public Utility District No. 001, Electric System Revenue & Refunding Bonds (Series 2009), 5.00%, 1/1/2012	2,202,087
3,000,000		Energy Northwest, WA, Project 1 Electric Revenue Refunding Bonds (Series 2008D), 5.00%, 7/1/2011	3,000,390
7,000,000	[3,4]	Washington State EDFA, Solid Waste Disposal Revenue Bonds (Series 2005D), 1.75% TOBs (Waste Management, Inc.), Optional Tender 9/1/2011	7,003,220
8,000,000	[3,4]	Washington State EDFA, Solid Waste Disposal Revenue Bonds (Series 2008), 1.75% TOBs (Waste Management, Inc.), Optional Tender 9/1/2011	8,003,680
8,520,000		Washington State Health Care Facilities Authority, Revenue Bonds (Series 2010A), 3.00% (Multicare Health System), 8/15/2011	8,540,704
9,335,000		Washington State, Motor Vehicle Fuel Tax GO Bonds (Series 2010B), 5.00%, 8/1/2012	9,815,192
		TOTAL	40,908,539
		West Virginia – 0.9%
5,000,000		West Virginia EDA, PCR Revenue Refunding Bonds (Series 2008D), 4.85% TOBs (Appalachian Power Co.), Mandatory Tender 9/4/2013	5,302,500
10,000,000		West Virginia EDA, Solid Waste Disposal Facilities Revenue Bonds (Series 2010A), 3.125% TOBs (Ohio Power Co.), Mandatory Tender 4/1/2015	10,164,800
9,000,000		West Virginia EDA, Solid Waste Disposal Facilities Revenue Bonds Series (2011A), 2.00% TOBs (Appalachian Power Co.), Mandatory Tender 8/1/2012	9,104,310
		TOTAL	24,571,610
		Wisconsin – 1.0%
12,000,000		Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Series 2009B), 4.75% TOBs (Aurora Health Care, Inc.), Mandatory Tender 8/15/2014	12,815,760
2,840,000		Wisconsin Public Power System, Power Supply System Revenue Bonds (Series 2008A), 4.00%, 7/1/2011	2,840,255
4,000,000		Wisconsin State Petroleum Inspection Fee, Revenue Refunding Bonds (2009 Series 1), 5.00%, 7/1/2013	4,342,320
2,000,000		Wisconsin State Transportation, Revenue Bonds (Series 2009A), 3.50%, 7/1/2013	2,119,840
2,420,000		Wisconsin State Transportation, Revenue Bonds (Series 2009A), 3.50%, 7/1/2014	2,612,729
750,000		Wisconsin State Transportation, Revenue Bonds (Series 2009A), 4.00%, 7/1/2012	778,230
3,500,000		Wisconsin State, GO Refunding Bonds (Series 2011-1), 5.00%, 5/1/2014	3,905,510
		TOTAL	29,414,644

Principal Amount		Value
	Wyoming – 0.2%
$4,200,000	Albany County, WY, Pollution Control Revenue Bonds (Series 1985), 2.25% TOBs (Union Pacific Railroad Co.)/(Union Pacific Corp. GTD), Optional Tender 12/1/2011	4,237,716
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $1,870,793,205)	1,888,446,599
	SHORT-TERM MUNICIPALS – 30.6%[5]
	Alabama – 2.6%
65,000,000	Birmingham, AL Medical Clinic Board, (Series 1991) Weekly VRDNs (University of Alabama Health System)/(SunTrust Bank LOC), 0.550%, 7/6/2011	65,000,000
6,115,000	Gulf Shores, AL Medical Clinic Board, (Series 2007) Weekly VRDNs (Colonial Pinnacle MOB, LLC)/(Regions Bank, Alabama LOC), 1.310%, 7/7/2011	6,115,000
1,165,000	Marshall County, AL, Special Obligation School Refunding Warrant (Series 1994) Weekly VRDNs (Marshall County, AL Board of Education)/(Regions Bank, Alabama LOC), 1.610%, 7/7/2011	1,165,000
	TOTAL	72,280,000
	Arizona – 0.1%
2,790,000	Yavapai County, AZ IDA Hospital Facilities, (Series 2008B) Weekly VRDNs (Northern Arizona Healthcare System, Inc.)/(Banco Bilbao Vizcaya Argentaria SA LOC), 0.400%, 7/7/2011	2,790,000
	Arkansas – 0.5%
7,530,000	Pulaski County, AR Public Facilities Board, (Series 2002: Waterford and Bowman Heights Apartments) Weekly VRDNs (Bailey Properties, LLC)/(Regions Bank, Alabama LOC), 1.800%, 7/7/2011	7,530,000
6,400,000	Pulaski County, AR Public Facilities Board, (Series 2005: Markham Oaks and Indian Hills Apartments) Weekly VRDNs (Bailey Properties, LLC)/(Regions Bank, Alabama LOC), 1.800%, 7/7/2011	6,400,000
	TOTAL	13,930,000
	California – 2.5%
30,000,000	Poway, CA USD Public Financing Authority, (Series 2007) Weekly VRDNs (Poway, CA USD)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 4.000%, 7/7/2011	30,000,000
40,000,000	San Diego County, CA Regional Transportation Commission, (Series 2008C) Weekly VRDNs (Dexia Credit Local LIQ), 2.250%, 7/7/2011	40,000,000
	TOTAL	70,000,000
	District of Columbia – 0.3%
8,200,000	District of Columbia Revenue, (Series 2009) Weekly VRDNs (American Society of Hematology, Inc.)/(SunTrust Bank LOC), 0.550%, 7/6/2011	8,200,000
	Florida – 5.0%
22,135,000	Lakeland, FL, (Series 1999) Weekly VRDNs (Florida Southern College)/(SunTrust Bank LOC), 0.550%, 7/6/2011	22,135,000
10,330,000	Miami, FL Health Facilities Authority, (Series 2005) Weekly VRDNs (Miami Jewish Home and Hospital for the Aged, Inc.)/(SunTrust Bank LOC), 0.550%, 7/6/2011	10,330,000
28,975,000	New College of Florida Development Corp., (Series 2006) Weekly VRDNs (SunTrust Bank LOC), 0.550%, 7/6/2011	28,975,000
4,000,000	Orange County, FL IDA, (Series 2000) Weekly VRDNs (Central Florida Kidney Centers, Inc.)/(SunTrust Bank LOC), 0.550%, 7/6/2011	4,000,000
12,065,000	Orlando & Orange County Expressway Authority, FL, (Series 2003C-4) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 2.500%, 7/7/2011	12,065,000
61,960,000	Orlando & Orange County Expressway Authority, FL, (Series 2003D) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 3.250%, 7/7/2011	61,960,000
	TOTAL	139,465,000
	Georgia – 2.4%
15,000,000	Albany-Dougherty County, GA Hospital Authority, (Series 2008B) Daily VRDNs (Phoebe Putney Memorial Hospital)/(Regions Bank, Alabama LOC), 1.230%, 7/1/2011	15,000,000
1,000,000	Cherokee County, GA Development Authority, (Series 2008) Weekly VRDNs (Goodwill of North Georgia, Inc.)/(SunTrust Bank LOC), 0.550%, 7/6/2011	1,000,000
12,935,000	Clayton County, GA Housing Authority, (Series 2000: Villages at Lake Ridge Apartments) Weekly VRDNs (Timber Mills Partners LP)/(Regions Bank, Alabama LOC), 1.750%, 7/7/2011	12,935,000
7,970,000	Clayton County, GA Housing Authority, (Series 2004: Ashton Walk Apartments) Weekly VRDNs (Ashton Forest Park LP)/(Regions Bank, Alabama LOC), 1.800%, 7/7/2011	7,970,000
10,950,000	Clayton County, GA Housing Authority, (Series 2006) Weekly VRDNs (Provence Place Apartments)/(Regions Bank, Alabama LOC), 1.750%, 7/7/2011	10,950,000
5,315,000	DeKalb County, GA MFH Authority, (Series 1995) Weekly VRDNs (Stone Mill Run Apartments)/(Regions Bank, Alabama LOC), 1.850%, 7/7/2011	5,315,000

Principal Amount			Value
$12,900,000		Walker, Dade & Catoosa Counties, GA Hospital Authority, (Series 2008) Weekly VRDNs (Hutcheson Medical Center, Inc.)/(Regions Bank, Alabama LOC), 1.310%, 7/7/2011	12,900,000
		TOTAL	66,070,000
		Illinois – 0.6%
6,990,000		Chicago, IL Board of Education, (Series 2000B) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 2.750%, 7/7/2011	6,990,000
10,870,000		Illinois Finance Authority, (Series 2007A) Weekly VRDNs (McKinley Foundation)/(Key Bank, N.A. LOC), 0.750%, 7/7/2011	10,870,000
		TOTAL	17,860,000
		Kansas – 0.4%
11,075,000		Shawnee, KS, (Series 2008A) Weekly VRDNs (Pinegate West Associates LP)/(Marshall & Ilsley Bank, Milwaukee LOC), 1.300%, 7/7/2011	11,075,000
		Louisiana – 1.0%
9,350,000		Louisiana Public Facilities Authority Weekly VRDNs (Grigsby Properties, LLC)/(Regions Bank, Alabama LOC), 1.310%, 7/7/2011	9,350,000
20,000,000		St. Tammany Parish Development District, LA, (Series 2008A) Weekly VRDNs (Slidell Development Company, LLC)/(Regions Bank, Alabama LOC), 1.310%, 7/7/2011	20,000,000
		TOTAL	29,350,000
		Maryland – 1.1%
18,485,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2002) Weekly VRDNs (Holton-Arms School, Inc.)/(SunTrust Bank LOC), 0.550%, 7/6/2011	18,485,000
12,025,000		Montgomery County, MD EDA, (Series 2004) Weekly VRDNs (Sandy Spring Friends School, Inc.)/(SunTrust Bank LOC), 0.550%, 7/6/2011	12,025,000
		TOTAL	30,510,000
		Michigan – 1.3%
27,700,000	[3,4]	Detroit, MI City School District, DCL Floater Certificates (Series 2008-045) Weekly VRDNs (Q-SBLF GTD)/(Dexia Credit Local LIQ), 2.250%, 7/7/2011	27,700,000
7,620,000		Iron County, MI EDC, (Series 2008) Weekly VRDNs (Pine River Hardwoods, LLC)/(Marshall & Ilsley Bank, Milwaukee LOC), 1.530%, 7/7/2011	7,620,000
		TOTAL	35,320,000
		Mississippi – 0.8%
17,700,000		Mississippi Business Finance Corp., (Series 2007) Weekly VRDNs (DDR Gulfport Promenade LLC)/(Regions Bank, Alabama LOC), 1.310%, 7/7/2011	17,700,000
5,350,000		Mississippi Business Finance Corp., (Series A) Weekly VRDNs (Mississippi College)/(Regions Bank, Alabama LOC), 1.410%, 7/7/2011	5,350,000
		TOTAL	23,050,000
		Missouri – 0.3%
8,665,000		Kansas City, MO, H. Roe Bartle Convention Center (Series 2008F) Weekly VRDNs (Dexia Credit Local LOC), 3.250%, 7/6/2011	8,665,000
		Nevada – 0.7%
20,500,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008B-1) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 2.850%, 7/6/2011	20,500,000
		New Jersey – 0.2%
6,370,000		New Jersey Turnpike Authority, (Series 2003C-2) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 3.500%, 7/6/2011	6,370,000
		New York – 6.1%
43,000,000		Metropolitan Transportation Authority, NY, (Series 2002B) Weekly VRDNs (MTA Dedicated Tax Fund)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 3.500%, 7/7/2011	43,000,000
21,750,000		New York City, NY, (Fiscal 2006 Series H-2) Daily VRDNs (Dexia Credit Local LOC), 1.750%, 7/1/2011	21,750,000
79,330,000		New York City, NY, (Fiscal 2008 Subseries J-5) Daily VRDNs (Dexia Credit Local LIQ), 2.000%, 7/1/2011	79,330,000
18,750,000		New York City, NY, (Fiscal 2008 Subseries L-5) Daily VRDNs (Dexia Credit Local LIQ), 2.000%, 7/1/2011	18,750,000
9,550,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2003B) Weekly VRDNs (Dexia Credit Local LIQ), 2.750%, 7/6/2011	9,550,000
		TOTAL	172,380,000
		North Carolina – 0.5%
14,195,000	[3,4]	North Carolina Eastern Municipal Power Agency, P-Floats (Series PT-4112) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 2.550%, 7/7/2011	14,195,000

Principal Amount			Value
		Pennsylvania – 0.1%
$1,780,000		Chester County, PA IDA, (Series A of 2000) Weekly VRDNs (Devault Packing Co., Inc.)/(Wilmington Trust Co. LOC), 0.230%, 7/7/2011	1,780,000
		Puerto Rico – 0.3%
7,335,000	[3,4]	Puerto Rico Highway and Transportation Authority, DCL Floater Certificates (Series 2008-008) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 2.600%, 7/7/2011	7,335,000
		Tennessee – 0.6%
4,800,000		Dickson County, TN IDB, (Series 1997) Weekly VRDNs (Jackson Foundation)/(SunTrust Bank LOC), 0.550%, 7/6/2011	4,800,000
1,800,000		Jackson, TN IDB, (Series 1999) Weekly VRDNs (Bobrick Washroom Equipment)/(Regions Bank, Alabama LOC), 1.900%, 7/7/2011	1,800,000
7,400,000		McMinn County, TN IDB, (Series 2006) Weekly VRDNs (Tennessee Wesleyan College)/(Regions Bank, Alabama LOC), 1.310%, 7/7/2011	7,400,000
1,800,000		Metropolitan Nashville, TN Airport Authority, (Series 2003) Weekly VRDNs (SunTrust Bank LOC), 0.580%, 7/6/2011	1,800,000
		TOTAL	15,800,000
		Texas – 2.0%
57,500,000		Oakbend, TX HFDC, (Series 2008) Daily VRDNs (Oakbend Medical Center)/(Regions Bank, Alabama LOC), 1.230%, 7/1/2011	57,500,000
		Virginia – 0.1%
2,815,000		Virginia Biotechnology Research Partnership Authority, (Series 2006) Weekly VRDNs (Virginia Blood Services)/(SunTrust Bank LOC), 0.550%, 7/6/2011	2,815,000
		Wisconsin – 1.1%
6,000,000		Rothschild Village, WI, (Series 2007) Weekly VRDNs (Schuette, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 1.530%, 7/7/2011	6,000,000
20,110,000		Wisconsin State HEFA, (Series 2005) Weekly VRDNs (Oakwood Village)/(Marshall & Ilsley Bank, Milwaukee LOC), 1.130%, 7/7/2011	20,110,000
4,665,000		Wisconsin State HEFA, (Series 2008) Weekly VRDNs (Wisconsin Lutheran Child & Family Services, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 1.400%, 7/7/2011	4,665,000
		TOTAL	30,775,000
		TOTALSHORT-TERM MUNICIPALS (AT AMORTIZED COST)	858,015,000
		TOTAL INVESTMENTS — 98.0% (IDENTIFIED COST $2,728,808,205)[6]	2,746,461,599
		OTHER ASSETS AND LIABILITIES - NET — 2.0%[7]	55,187,846
		TOTAL NET ASSETS — 100%	$2,801,649,445

1	Non-income producing security.
2	Obligor had filed for bankruptcy. On September 3, 2010, a Notice of Sale and Initial Distribution to Bondholders was received and a portion of the bond was redeemed upon subsequent receipt of the proceeds. The market value of the remaining par was adjusted to reflect the expected value of future cash flows.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2011, these restricted securities amounted to $64,236,900, which represented 2.3% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors. At June 30, 2011, these liquid restricted securities amounted to $64,236,900, which represented 2.3% of total net assets.
5	Current rate and next reset date shown on Variable Rate Demand Notes.
6	At June 30, 2011, the cost of investments for federal tax purposes was $2,728,717,857. The net unrealized appreciation from investments was $17,743,742. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $18,493,652 and net unrealized depreciation from investments for those securities having an excess of cost over value of $749,910.
7	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of June 30, 2011, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

AMBAC	— American Municipal Bond Assurance Corporation
BANs	— Bond Anticipation Notes
COL	— Collateralized
COP	— Certificate of Participation
CP	— Commercial Paper
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
FGIC	— Financial Guaranty Insurance Company
GO	— General Obligation
GTD	— Guaranteed
HDA	— Hospital Development Authority
HEFA	— Health and Education Facilities Authority
HFA	— Housing Finance Authority
HFDC	— Health Facility Development Corporation
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDRB	— Industrial Development Revenue Bond
IFA	— Industrial Finance Authority
INS	— Insured
ISD	— Independent School District
LIQ	— Liquidity Agreement
LLC	— Limited Liability Corporation
LOC	— Letter of Credit
LP	— Limited Partnership
LT	— Limited Tax
MFH	— Multi-Family Housing
MMMs	— Money Market Municipals
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PCRBs	— Pollution Control Revenue Bonds
PLC	— Public Limited Company
PRF	— Prerefunded
Q-SBLF	— Qualified School Bond Loan Fund
RANs	— Revenue Anticipation Note
SID	— Special Improvement District
TANs	— Tax Anticipation Notes
TOBs	— Tender Option Bonds
USD	— Unified School District
UT	— Unlimited Tax
VRDNs	— Variable Rate Demand Notes

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Fixed Income Securities, Inc.

By	/S/ Richard A. Novak_
Richard A. Novak
Principal Financial Officer

Date	August 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer

Date	August 23, 2011

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	August 23, 2011